Loans - Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses (Detail) - Average Value [member] - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Base case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.10%	1.60%
United States Real GDP year-over-year growth	2.00%	2.00%
Canadian unemployment rate	6.80%	6.60%
United States unemployment rate	4.40%	4.50%
Canadian Housing Price Index growth	0.80%	2.60%
Canadian household debt service ratio	14.60%	14.80%
West Texas Intermediate Oil Price	$ 70	$ 78
Base case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.00%	2.30%
United States Real GDP year-over-year growth	1.80%	2.00%
Canadian unemployment rate	6.10%	5.90%
United States unemployment rate	4.10%	4.00%
Canadian Housing Price Index growth	2.70%	2.50%
Canadian household debt service ratio	14.70%	14.80%
West Texas Intermediate Oil Price	$ 67	$ 74
Upside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.70%	2.50%
United States Real GDP year-over-year growth	2.80%	3.00%
Canadian unemployment rate	6.40%	5.70%
United States unemployment rate	3.90%	3.70%
Canadian Housing Price Index growth	3.90%	7.10%
Canadian household debt service ratio	14.30%	14.40%
West Texas Intermediate Oil Price	$ 74	$ 88
Upside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.40%	2.70%
United States Real GDP year-over-year growth	2.80%	2.90%
Canadian unemployment rate	5.50%	5.20%
United States unemployment rate	3.50%	3.30%
Canadian Housing Price Index growth	4.70%	4.00%
Canadian household debt service ratio	14.40%	14.70%
West Texas Intermediate Oil Price	$ 83	$ 100
Downside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	(0.40%)	0.40%
United States Real GDP year-over-year growth	0.70%	0.70%
Canadian unemployment rate	7.40%	7.20%
United States unemployment rate	5.00%	5.10%
Canadian Housing Price Index growth	(3.70%)	(2.30%)
Canadian household debt service ratio	15.20%	15.30%
West Texas Intermediate Oil Price	$ 54	$ 60
Downside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.10%	1.40%
United States Real GDP year-over-year growth	1.00%	0.90%
Canadian unemployment rate	7.00%	6.80%
United States unemployment rate	4.60%	4.70%
Canadian Housing Price Index growth	(0.50%)	0.90%
Canadian household debt service ratio	15.60%	15.20%
West Texas Intermediate Oil Price	$ 58	$ 61